Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2022
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]	17 – Offsetting Financial Assets and Financial Liabilities The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”. The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral. Assets Dec 31, 2022 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 20,068 (8,621) 11,447 (700) 0 (10,746) 1 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 31 0 31 0 0 (25) 6 Securities borrowed (enforceable) 0 0 0 0 0 0 0 Securities borrowed (non-enforceable) 0 0 0 0 0 0 0 Financial assets at fair value through profit or loss (enforceable) 508,498 (144,206) 364,292 (229,841) (41,924) (80,591) 11,937 Of which: Positive market values from derivative financial instruments (enforceable) 308,577 (18,302) 290,275 (227,361) (41,921) (9,076) 11,917 Financial assets at fair value through profit or loss (non-enforceable) 118,253 0 118,253 0 (1,101) (10,167) 106,984 Of which: Positive market values from derivative financial instruments (non-enforceable) 9,581 0 9,581 0 (966) (1,327) 7,288 Total financial assets at fair value through profitor loss 626,751 (144,206) 482,545 (229,841) (43,025) (90,759) 118,921 Loans at amortized cost 491,175 0 491,175 0 (12,278) (66,762) 412,136 Other assets 128,279 (10,155) 118,124 (29,171) (78) (14) 88,861 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 1,319 (72) 1,248 (1,027) (78) (14) 129 Remaining assets subject to netting 2,156 0 2,156 0 0 0 2,156 Remaining assets not subject to netting 238,738 0 238,738 0 (111) (2,995) 235,633 Total assets 1,507,199 (162,982) 1,344,217 (259,712) (55,492) (171,299) 857,714 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2022 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 629,183 0 629,183 0 0 0 629,183 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 9,032 (8,621) 411 0 0 (410) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 162 0 162 0 0 (51) 111 Securities loaned (enforceable) 7 0 7 0 0 (7) 0 Securities loaned (non-enforceable) 6 0 6 0 0 (6) 0 Financial liabilities at fair value through profit or loss (enforceable) 508,361 (141,869) 366,492 (230,419) (26,319) (44,516) 65,238 Of which: Negative market values from derivative financial instruments (enforceable) 287,488 (16,403) 271,085 (227,825) (26,319) (2,319) 14,622 Financial liabilities at fair value through profit or loss (non-enforceable) 21,646 0 21,646 0 (880) (4,245) 16,521 Of which: Negative market values from derivative financial instruments (non-enforceable) 11,333 0 11,333 0 (736) (209) 10,388 Total financial liabilities at fair value through profitor loss 530,007 (141,869) 388,138 (230,419) (27,199) (48,761) 81,759 Other liabilities 126,140 (12,492) 113,648 (44,055) (76) (2) 69,516 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 751 (30) 721 (563) (76) (2) 80 Remaining liabilities not subject to netting 140,521 0 140,521 0 0 0 140,521 Total liabilities 1,435,058 (162,982) 1,272,076 (274,473) (27,275) (49,238) 921,090 Assets Dec 31, 2021 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 14,449 (8,532) 5,917 0 0 (5,667) 251 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 2,451 0 2,451 0 0 (2,403) 48 Securities borrowed (enforceable) 63 0 63 0 0 (63) 0 Securities borrowed (non-enforceable) 0 0 0 0 0 0 0 Financial assets at fair value through profit or loss (enforceable) 471,208 (117,093) 354,116 (240,588) (33,953) (71,766) 7,809 Of which: Positive market values from derivative financial instruments (enforceable) 296,606 (12,044) 284,562 (238,412) (33,950) (4,516) 7,685 Financial assets at fair value through profit or loss (non-enforceable) 137,118 0 137,118 0 (2,026) (12,124) 122,968 Of which: Positive market values from derivative financial instruments (non-enforceable) 15,170 0 15,170 0 (1,963) (1,263) 11,944 Total financial assets at fair value through profitor loss 608,326 (117,093) 491,233 (240,588) (35,978) (83,890) 130,777 Loans at amortized cost 472,069 0 472,069 0 (12,271) (60,794) 399,004 Other assets 109,097 (5,313) 103,784 (30,639) (101) (63) 72,981 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 1,126 (21) 1,105 (881) (101) (63) 60 Remaining assets subject to netting 1,231 0 1,231 0 0 0 1,231 Remaining assets not subject to netting 247,956 0 247,956 0 (141) (2,320) 245,495 Total assets 1,455,642 (130,937) 1,324,705 (271,227) (48,492) (155,200) 849,786 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2021 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 604,396 0 604,396 0 0 0 604,396 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 9,275 (8,532) 743 0 0 (743) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 4 0 4 0 0 0 4 Securities loaned (enforceable) 22 0 22 0 0 (22) 0 Securities loaned (non-enforceable) 2 0 2 0 0 (2) 0 Financial liabilities at fair value through profit or loss (enforceable) 497,741 (117,796) 379,945 (240,381) (27,607) (50,690) 61,267 Of which: Negative market values from derivative financial instruments (enforceable) 289,380 (13,246) 276,134 (237,915) (27,607) (4,063) 6,549 Financial liabilities at fair value through profit or loss (non-enforceable) 20,913 0 20,913 0 (1,261) (4,658) 14,994 Of which: Negative market values from derivative financial instruments (non-enforceable) 10,975 0 10,975 0 (1,261) (157) 9,556 Total financial liabilities at fair value through profitor loss 518,653 (117,796) 400,857 (240,381) (28,868) (55,347) 76,261 Other liabilities 102,405 (4,609) 97,795 (38,677) (49) (2) 59,067 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 1,479 (13) 1,466 (1,378) (49) (2) 37 Remaining liabilities not subject to netting 152,786 0 152,786 0 0 0 152,786 Total liabilities 1,387,544 (130,937) 1,256,606 (279,058) (28,918) (56,117) 892,514 The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”. The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively. The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset. Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws. The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively. The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty.